FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-41913

GABELLI EQUITY SERIES FUNDS, INC.

Supplement dated August 2, 2018

to the

Statement of Additional Information dated January 26, 2018

This supplement amends certain information in the Statement of Additional Information (the “SAI”) dated January 26, 2018, of the Gabelli Equity Series Funds, Inc. Unless otherwise indicated, all other information included in the SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the SAI.

The following replaces the heading “Investment Advisory and Other Services—Portfolio Manager Information—Other Accounts Managed” in the SAI:

Other Accounts Managed

The information below provides summary information regarding other accounts for which each portfolio manager was primarily responsible for day to day management during the fiscal year ended September 30, 2017.

EXCLUDES SMALL CAP GROWTH FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli, CFA	Registered Investment Companies*:	25	$19.8 billion	6	$5.4 billion
	Other Pooled Investment Vehicles:	11	$1.1 billion	8	$902.7 million
	Other Accounts:	1,179	$13.0 billion	6	$1.3 billion

EXCLUDES EQUITY INCOME FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli, CFA	Registered Investment Companies*:	25	$22.1 billion	6	$5.4 billion
	Other Pooled Investment Vehicles:	11	$1.1 billion	8	$902.7 million
	Other Accounts:	1,179	$13.0 billion	6	$1.3 billion

*	The total number of Registered Investment Companies (“RICs”) in the Fund Complex is 54. Mr. Gabelli is the sole portfolio manager of 15 RICs and a member of the portfolio management team for 11 RICs.

EXCLUDES FOCUS FIVE FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Daniel M. Miller*	Registered Investment Companies:	1	$1.8 billion	1	$1.8 billion
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	12	$38.2 million	0	$0

Shareholders Should Retain This Supplement For Future Reference

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